ACCOUNTS PAYABLE AND ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2022
ACCOUNTS PAYABLE AND ACCRUED EXPENSES
ACCOUNTS PAYABLE AND ACCRUED EXPENSES

5.    ACCOUNTS PAYABLE AND ACCRUED EXPENSES:

Accounts payable and accrued expenses consist of the following:

	December 31,	December 31,
	2022	2021
Accounts payable	$230	$510
Accrued expenses – lab refurbishments	117	131
Accrued expenses – technical fees	130	66
Accrued expenses – variable rent & utilities	15	20
Accrued expenses – audit & accounting fees	128	191
Accrued expenses – other	80	112
Credit card liabilities	20	10
Payroll and social security liabilities	211	383
Total accounts payable and accrued expenses	$931	$1,423